Concentrations	12 Months Ended
Dec. 31, 2019
Concentrations
Concentrations

NOTE 14 – CONCENTRATIONS

For the year ended December 31, 2019, two customers   accounted for 38% of total HiTek’s revenues, the largest of which represented 26%, while one customer which is a related party of HiTek represented 12% of HiTek’s revenues. As of December 31, 2019, the balance due from three customers accounted for 73%    of the Company’s total trade account receivable, the largest of which accounted for 36%, followed by the balance due from a related party, which accounted for 22% of the Company’s trade accounts receivable.

For the year ended December 31, 2018, two customers accounted for 28% of HiTek’s revenue of which one customer, a related party of HiTek, represented approximately 15% of HiTek’s revenue. At December 31, 2018, four customers accounted for 68% of the Company’s trade accounts receivable of which one customer is a related party, and accounted for 23% of the Company’s trade accounts receivable.

For the year ended December 31, 2019, three suppliers accounted for 39% of the total purchases. At December 31, 2019, three suppliers accounted for 45% of the Company’s trade accounts payable.

For the year ended December 31, 2018, one supplier accounted for 10% of the total purchases. At December 31, 2018, three suppliers accounted for 43% of the Company’s trade accounts payable.